6. Insurance Subsidiary Restrictions (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Percentage of Cash and cash equivalents and investment securities were maintained in the Company's insurance subsidiaries	98.00%	84.00%
Frandisco Property and Casualty Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	$ 100.2
Frandisco Life Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	$ 81.0